Securitizations and Other Variable Interest Entities - Credit Card (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
On-balance sheet assets
Derivative assets	$ 52,682,000,000	$ 47,495,000,000
Loans and leases	881,391,000,000	928,233,000,000
Allowance for loan and lease losses	(14,419,000,000)	(17,428,000,000)	(24,179,000,000)	(33,783,000,000)
Loans held-for-sale	12,836,000,000	11,362,000,000
All other assets	112,063,000,000	124,090,000,000
Total assets	2,104,534,000,000	2,102,273,000,000
On-balance sheet liabilities
Long-term debt	243,139,000,000	249,674,000,000
Total liabilities	1,861,063,000,000	1,869,588,000,000
Credit Card Receivable
On-balance sheet liabilities
Principal balance outstanding	7,400,000,000	7,900,000,000
Transferred financial assets, stated interest rate	0.00%
Credit Card Receivable | Senior Lien
On-balance sheet liabilities
Transferred financial assets, amount issued	4,100,000,000	0
Credit Card Receivable | Junior Lien
On-balance sheet liabilities
Transferred financial assets, amount issued	662,000,000	0
Consolidated VIEs | Credit Card Receivable
Variable Interest Entity [Line Items]
Maximum loss exposure	43,139,000,000	49,621,000,000
On-balance sheet assets
Derivative assets	1,000,000	182,000,000
Loans and leases	53,068,000,000	61,241,000,000
Allowance for loan and lease losses	(1,904,000,000)	(2,585,000,000)
Loans held-for-sale	0	386,000,000
All other assets	391,000,000	2,281,000,000
Total assets	51,556,000,000	61,505,000,000
On-balance sheet liabilities
Long-term debt	8,401,000,000	11,822,000,000
All other liabilities (includes $84 and $138 of non-recourse liabilities)	16,000,000	62,000,000
Total liabilities	8,417,000,000	11,884,000,000
Consolidated VIEs | Credit Card Receivable | Loans and leases
On-balance sheet liabilities
Residual interests held	$ 36,900,000,000	$ 41,200,000,000